Commitments and Contingencies (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 26, 2018 defendant	Aug. 31, 2017 action	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 31, 2017 USD ($)
Commitments and Contingencies
Lease expense			$ 11,200	$ 9,200	$ 14,400
Operating lease commitments
Total			31,751
Less than One Year			10,214
One to Three Years			19,544
Three to Five Years			1,993
Purchase commitments
Total			568,852
Less than One Year			564,339
One to Three Years			4,394
Three to Five Years			119
2022 Notes
Total			945,000
Less than One Year			12,750
One to Three Years			22,500
Three to Five Years			909,750
Two putative securities class actions
Contingency
Number of putative securities class actions filed in June and August 2017 | action		2
Number of individual defendants filed motion to dismiss the amended complaint | defendant	1
2022 Notes
2022 Notes
Aggregate principal amount			$ 900,000			$ 900,000
Interest rate (as a percent)			1.25%			1.25%